BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

a.	Balances with related parties:

	December 31,
	2017	2016

Long Term Loan (*)	973	831
DBSI (see Note 12f(1))	(53)	(53)

(*) On March 29, 2016 the board of directors approved to repay the Capital Note issued by Shagrir Group to the Company on December 2015, in the amount of NIS 8,000. In addition, the board of directors approved to convert NIS 4,100 to Shagrir Group equity and NIS 3,100 Shagrir group will issue as Capital Note for 5 years without any interest.

b.	Transactions with related parties:

	Year ended December 31,
	2017	2016	2015

Management fees to DBSI (see Note 12f(1))	180	180	180
Sales to related parties	254	106	52
Purchase from related parties	682	847	145